Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) plan subsidiary	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Retirement Benefits [Abstract]
Defined Benefit Plan, Number Of Plans | plan	5
Defined Benefit Plan, Number of Subsidiaries | subsidiary	3
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 16,749,000
Expected benefit payments, 2015	17,434,000
Expected benefit payments, 2016	18,218,000
Expected benefit payments, 2017	18,806,000
Expected benefit payments, 2018	19,258,000
Total expense	$ 16,961,000	$ 16,329,000	$ 15,951,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.005
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 2,418,000	$ 3,067,000	$ 2,762,000
ESA contribution to the plan	411,000
Cash surrender value of the life insurance policies	6,556,000
Non-qualified defined contribution plan liabilitiy	22,988,000
Plan assets of life insurance policies, cash surrender	3,936,000
Related liability, pension payments	$ 12,363,000